Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Entity Hotel	Dec. 31, 2012 Hotel Entity	Sep. 30, 2013 Hilton Bradford [Member]	Dec. 31, 2012 Hilton Odawara [member]
Capital Leased Assets [Line Items]
Number of hotel properties under operating leases	70	71
Number of Hotel properties under capital leases	5	7
Number of consolidated variable interest entities capital leases	2	2
Leases starting expiration date	2014
Leases ending expiration date	2196
Date majority of leases expire	2026
Capital lease obligations			$ 17	$ 15